INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 31, 2020	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020	Jan. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Investments				$ 267	$ 267		$ 249
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments												$ 50
Ownership interest description					less than 1%		less than 1%
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments											$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments		$ 50
Ownership interest description		less than 1%
Percentage of investment sold	85.00%
Proceeds received for the sale	$ 758
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments								$ 38
Committed to invest								$ 100
Justt Fintech Ltd Previously Acrocharge Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments										$ 50
Ownership interest description				less than 1%		less than 1%
Nilus Os Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 25
Ownership interest description				less than 1%
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Investments			$ 1,750
Ownership interest			22.60%
Price paid for shares			$ 22
Price paid for debt			1,728
Receivables stated value			4,146
Allowance for credit losses			$ 2,418
Minimum guaranteed amount for investment repurchase							$ 1,750
Manuka, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Market value				$ 4	$ 4		$ 9
Ownership interest description					less than 1%